Other Assets And Liabilities (Schedule Of Other Assets And Liabilities) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Other assets:
Account receivable, Receivable from brokers, dealers and customers for securities transactions	¥ 2,028,601	¥ 885,842
Account receivable, Other	829,548	757,942
Investments in equity method investees	1,130,640	770,537
Non-interest-earning deposits with the Special Fund and the New Fund (Note 4)	204,956	362,695
Prepaid benefit cost (Note 13)	65,590	151,835
Cash collateral paid (Note 8)	1,334,968	766,617
Other assets, Other	1,735,535	1,625,652
Other assets, Total	7,329,838	5,321,120
Other liabilities:
Account payable, Payables to brokers, dealers and customers for securities transactions	1,897,972	1,361,773
Account payable, Other	1,064,692	900,446
Deferred tax liabilities	41,013	118,525
Allowance for off-balance sheet credit instruments	60,481	73,616
Accrued benefit cost (Note 13)	141,904	76,121
Guarantees and indemnifications	48,092	46,965
Cash collateral received (Note 8)	272,806	337,192
Accrued and other liabilities	2,025,671	1,927,343
Other liabilities, Total	¥ 5,552,631	¥ 4,841,981